Note 12 - Basic and Dilutes Loss Per Share - Anti-dilutive Securities (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants [member]
Statement Line Items [Line Items]
Warrants(1)	[1]	141,860,674	62,579,819	12,816,407

[1]	The number of warrants presented includes warrants granted for share-based payments, the EIB Warrants, and 2023 SPA Investor Warrants outstanding as of each year end period.